UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22467

Kayne Anderson Midstream/Energy Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

Item 1.	Schedule of Investments.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2018

(amounts in 000’s)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 140.0%
Equity Investments(1) — 133.2%
United States — 121.3%
Midstream Companies(2) — 84.7%
Antero Midstream GP LP(3)(4)	136	$2,299
Capital Product Partners L.P. — Class B Units(4)(5)(6)(7)	3,939	31,357
Enbridge Energy Management, L.L.C.(8)(9)	4,123	44,737
EnLink Midstream, LLC	130	2,116
GasLog Partners LP(4)	1,381	33,566
Golar LNG Partners LP(4)	1,197	16,181
Höegh LNG Partners LP(4)	1,062	20,130
Kinder Morgan, Inc.	2,466	43,646
KNOT Offshore Partners LP(4)	1,909	41,147
ONEOK, Inc.	1,412	93,037
Plains GP Holdings, L.P.(4)(10)	2,205	56,853
Plains GP Holdings, L.P. — Plains AAP, L.P.(4)(5)(10)(11)	690	18,011
SemGroup Corporation	558	13,498
Tallgrass Energy, LP(4)	1,358	33,402
Targa Resources Corp.	1,527	84,104
The Williams Companies, Inc.(12)	2,696	79,784

		613,868

Midstream MLPs(2)(13) — 33.0%
Andeavor Logistics LP	208	10,105
BP Midstream Partners LP	317	6,250
Buckeye Partners, L.P.(10)	400	14,106
Buckeye Partners, L.P. — Class C Units(5)(6)(8)(10)(14)	380	12,142
Cheniere Energy Partners, L.P.	127	4,821
CNX Midstream Partners LP	92	1,801
Crestwood Equity Partners LP	232	8,705
DCP Midstream, LP	513	21,121
Enable Midstream Partners, LP	140	2,180
Energy Transfer Partners, L.P.(15)	1,762	39,744
Enterprise Products Partners L.P.	1,011	28,928
EQT Midstream Partners, LP	77	4,418
Global Partners LP	556	10,373
Magellan Midstream Partners, L.P.	121	8,251
MPLX LP	820	29,093
Noble Midstream Partners LP	19	841
Phillips 66 Partners LP	112	5,787
Shell Midstream Partners, L.P.	252	5,635
Summit Midstream Partners, LP	490	7,917
Western Gas Partners, LP	354	17,303

		239,521

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2018

(amounts in 000’s)

(UNAUDITED)

Description			No. of Shares/Units	Value
Other Energy Companies — 3.6%
Marathon Petroleum Corporation			51	$4,213
NextEra Energy Partners, LP			150	7,260
Phillips 66			40	4,717
Valero Energy Corporation			17	2,004
Viper Energy Partners LP			198	7,692

				25,886

Total United States (Cost — $793,550)				879,275

Canada — 11.9%
Midstream Companies(2) — 11.9%
Enbridge Inc.(9)			716	24,465
Pembina Pipeline Corporation			1,172	39,995
TransCanada Corporation			513	21,837

Total Canada (Cost — $86,301)				86,297

Total Equity Investments (Cost — $879,851)				965,572

	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 6.8%
United States — 5.1%
Upstream — 5.1%
California Resources Corporation(5)(10)	8.000%	12/15/22	$16,500	14,871
Eclipse Resources Corporation	8.875	7/15/23	18,600	18,972
Jones Energy Holdings, LLC	9.250	3/15/23	5,200	3,276

Total United States (Cost — $36,072)				37,119

Canada — 1.7%
Upstream — 1.7%
Jupiter Resources Inc.(5) (Cost — $19,827)	8.500	10/1/22	24,460	12,413

Total Debt Investments (Cost — $55,899)				49,532

Total Long-Term Investments (Cost — $935,750)				1,015,104

			No. of Shares/Units	Value
Short-Term Investment — 0.1%
Money Market Fund — 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund — Capital Shares, 1.84%(16) (Cost — $284)			284	284

Total Investments — 140.1% (Cost — $936,034)				1,015,388

Debt				(218,923)
Mandatory Redeemable Preferred Stock at Liquidation Value				(75,000)
Other Assets in Excess of Other Liabilities				3,535

Net Assets Applicable to Common Stockholders				$725,000

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)

Securities are categorized as “Midstream” if they (i) derive at least 50% of their revenues or operating income from operating Midstream Assets or (ii) have Midstream Assets that represent the majority of their assets.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2018

(amounts in 000’s)

(UNAUDITED)

(3)

On October 9, 2018, Antero Midstream GP LP (“AMGP”) and Antero Midstream Partners LP (“AM”) announced that they entered into a definitive agreement for AMGP to acquire all of the outstanding AM common units. In connection with the transaction, AMGP will convert into a corporation and the combined entity will be renamed Antero Midstream Corporation (“New AM”). Under the terms of the agreement, AM unitholders will receive a combination of $3.415 in cash and 1.635 shares of New AM stock per AM unit owned.

(4)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes.

(5)

The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2018, the aggregate value of restricted securities held by the Fund was $88,794 (8.7% of total assets), which included $45,295 of Level 2 securities and $43,499 of Level 3 securities.

(6)	Fair valued security.

(7)

Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions (liquidation preference of $9.00 per unit). The Class B Units pay quarterly cash distributions and are convertible at any time at the option of the holder. The Class B Units paid a distribution of $0.21375 per unit for the third quarter.

(8)	Dividends are paid-in-kind.

(9)

On August 24, 2018, Enbridge Inc. (“ENB”) announced it entered into a definitive agreement to acquire, with ENB stock, all of the outstanding public common units of Spectra Energy Partners, LP (“SEP”). On September 18, 2018, ENB announced it entered into a definitive agreement to acquire, with ENB stock, all of the outstanding public equity securities of Enbridge Energy Partners, L.P. (“EEP”), Enbridge Energy Management, L.L.C. (“EEQ”) and Enbridge Income Fund Holdings Inc. (“ENF”).

(10)

The Fund believes that it is an affiliate of Buckeye Partners, L.P. (“BPL”), Plains AAP, L.P. (“PAGP-AAP”) and Plains GP Holdings, L.P. (“PAGP”). The Fund does not believe that it is an affiliate of California Resources Corporation.

(11)

The Fund’s ownership of PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2018, the Fund’s PAGP-AAP investment is valued at PAA’s closing price.

(12)	On August 10, 2018, The Williams Companies, Inc. (“WMB”) and Williams Partners L.P. (“WPZ”) completed their previously announced stock-for-unit merger.

(13)

Unless otherwise noted, securities are treated as a publicly-traded partnership for RIC qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 23.4% of its total assets invested in publicly-traded partnerships at August 31, 2018. It is the Fund’s intention to be treated as a RIC for tax purposes.

(14)

On March 2, 2018, the Fund purchased, in a private placement, Class C Units from BPL. The BPL Class C Units are similar in all respects to the common units except that BPL has elected to pay distributions in-kind (additional Class C Units) instead of cash. The Class C Units will convert on a one-for-one basis to BPL common units no later than March 2, 2020 and convert automatically on a one-for-one basis if BPL reduces its common unit distribution.

(15)

On October 19, 2018, Energy Transfer Equity, L.P. (“ETE”) and Energy Transfer Partners, L.P. (“ETP”) completed their previously announced unit-for-unit merger, in which ETE acquired ETP. Upon closing of the merger, ETE changed its name to Energy Transfer LP.

(16)	The rate indicated is the current yield as of August 31, 2018.

From time to time, the Fund’s ability to sell certain of its investments is subject to certain legal or contractual restrictions. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At August 31, 2018, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments
Equity Investments
Plains GP Holdings, L.P. — Plains AAP, L.P.(1)	(2)	(3)	690	$2,716	$18,011	$26.12	2.5%	1.8%
Senior Notes(4)
California Resources Corporation	(2)	(5)	16,500	12,466	14,871	n/a	2.0	1.4
Jupiter Resources, Inc.	(2)	(6)	24,460	19,827	12,413	n/a	1.7	1.2

Total				$35,009	$45,295		6.2%	4.4%

Level 3 Investments(7)
Equity Investments
Buckeye Partners, L.P.
Class C Units	(2)	(5)	380	$15,000	$12,142	$31.94	1.7%	1.2%
Capital Product Partners L.P.
Class B Units	(2)	(5)	3,939	20,324	31,357	7.96	4.3	3.1

Total				$35,324	$43,499		6.0%	4.3%

Total of all restricted investments				$70,333	$88,794		12.2%	8.7%

(1)

The Fund values its investment in Plains AAP, L.P. (“PAGP-AAP”) on an “as exchanged” basis based on the higher public market value of either Plains GP Holdings, L.P. (“PAGP”) or Plains All American, L.P. (“PAA”). As of August 31, 2018, the Fund’s PAGP-AAP investment is valued at PAA’s closing price.

(2)	Security was acquired at various dates in current and/or prior fiscal years.

(3)	The Fund’s investment in PAGP-AAP is exchangeable on a one-for-one basis into either PAGP shares or PAA units at the Fund’s option. Upon exchange, the PAGP shares or PAA units will be freely tradable.

(4)

These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, a principal market maker, an independent pricing service or an independent broker. These securities have limited trading volume and are not listed on a national exchange.

(5)	Unregistered or restricted security of a publicly-traded company.

(6)	Unregistered security of a private company.

(7)	Securities are valued using inputs reflecting the Fund’s own assumptions.

At August 31, 2018, the cost basis of investments for federal income tax purposes was $946,282. At August 31, 2018, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$160,398
Gross unrealized depreciation	(91,292)

Net unrealized appreciation	$69,106

The cost basis for federal income tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets measured at fair value on a recurring basis at August 31, 2018, and the Fund presents these assets by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$965,572	$904,062	$18,011	(1)	$43,499
Debt investments	49,532	—	49,532		—
Short-term investments	284	284	—		—

Total assets at fair value	$1,015,388	$904,346	$67,543		$43,499

(1)

The Fund’s investment in Plains AAP, L.P. (“PAGP-AAP”) is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2018, the Fund’s PAGP-AAP investment is valued at PAA’s closing price. The Fund categorizes its investment as a Level 2 security for fair value reporting purposes.

The Fund did not have any liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2018. For the nine months ended August 31, 2018, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2018.

Equity Investments
Balance — November 30, 2017	$4,752
Purchases	7,500
Issuances	683
Acquired through merger with Kayne Anderson Energy Total Return Fund, Inc. (“KYE”)	32,672
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains (losses), net	(2,108)

Balance — August 31, 2018	$43,499

The purchase of $7,500 relates to the Fund’s investment in Buckeye Partners, L.P. (“BPL”) Class C Units that was made in March 2018. The issuance of $683 relates to paid-in-kind BPL Class C Units received.

In connection with its merger with KYE, the Fund acquired $32,672 of securities that were measured at fair value using significant unobservable inputs. The following table presents the securities that were acquired based on their fair value as measured at the time of the merger.

Investment	Fair Value Acquired
Buckeye Partners, L.P.— Class C Units	$5,972
Capital Product Partners L.P.— Class B Units	26,700

$32,672

The $2,108 of net unrealized losses relate to investments that are still held at the end of the reporting period.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Fund.

The Fund did not have any derivative instruments outstanding as of August 31, 2018. The following table sets forth the effect of the Fund’s derivative instruments on the Fund’s operations:

		For the Nine Months Ended August 31, 2018
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$265	$—

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not focus on the energy sector. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2018, the Fund had the following investment concentrations:

Category	Percent of Long-Term Investments
Securities of energy companies	100.0%
Equity securities	95.1%
Debt securities	4.9%
Securities of MLPs(1)	23.6%
Largest single issuer	9.2%
Restricted securities	8.7%

(1)

Securities of MLPs consist of entities that are structured as limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes, and their affiliates.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 30, 2018 with a file number 811-22467.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors and Chief Executive Officer
Date:	October 29, 2018

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 29, 2018